UNAUDITED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance – December 31, 2021 at Mar. 31, 2021
Ending balance, shares at Mar. 31, 2021
Balance – March 8, 2021 (Inception) at Mar. 07, 2021
Beginning balance, shares at Mar. 07, 2021
Net loss
Balance – December 31, 2021 at Mar. 31, 2021
Ending balance, shares at Mar. 31, 2021
Balance – March 8, 2021 (Inception) at Mar. 07, 2021
Beginning balance, shares at Mar. 07, 2021
Net loss			(11,769)	(11,769)
Balance – December 31, 2021 at Dec. 31, 2021	$ 287	24,713	(11,769)	13,231
Ending balance, shares at Dec. 31, 2021	2,874,999
Balance – March 8, 2021 (Inception) at Mar. 31, 2021
Beginning balance, shares at Mar. 31, 2021
Net loss
Balance – December 31, 2021 at Jun. 30, 2021
Ending balance, shares at Jun. 30, 2021
Balance – March 8, 2021 (Inception) at Mar. 31, 2021
Beginning balance, shares at Mar. 31, 2021
Balance – December 31, 2021 at Sep. 30, 2021
Ending balance, shares at Sep. 30, 2021
Balance – March 8, 2021 (Inception) at Mar. 31, 2021
Beginning balance, shares at Mar. 31, 2021
Balance – December 31, 2021 at Mar. 31, 2022	$ 287	24,713	(11,769)	13,231
Ending balance, shares at Mar. 31, 2022	2,874,999
Balance – March 8, 2021 (Inception) at Jun. 30, 2021
Beginning balance, shares at Jun. 30, 2021
Net loss
Balance – December 31, 2021 at Sep. 30, 2021
Ending balance, shares at Sep. 30, 2021
Balance – March 8, 2021 (Inception) at Dec. 31, 2021	$ 287	24,713	(11,769)	13,231
Beginning balance, shares at Dec. 31, 2021	2,874,999
Net loss
Balance – December 31, 2021 at Mar. 31, 2022	$ 287	24,713	(11,769)	13,231
Ending balance, shares at Mar. 31, 2022	2,874,999
Sale of private placement units	$ 34	3,434,966		3,435,000
Sale of private placement units, shares	343,500
Proceeds allocated to Public Warrants classified as equity		690,000		690,000
Proceeds allocated to Public Rights classified as equity		8,280,000		8,280,000
Offering costs allocated to Public Warrants and Public Rights classified as equity		(527,624)		(527,624)
Remeasurement of common stock to redemption value		(11,902,055)	(3,443,900)	(15,345,955)
Net loss			(20,219)	(20,219)
Balance – December 31, 2021 at Jun. 30, 2022	$ 321		(3,475,888)	(3,475,567)
Ending balance, shares at Jun. 30, 2022	3,218,499
Balance – March 8, 2021 (Inception) at Mar. 31, 2022	$ 287	24,713	(11,769)	13,231
Beginning balance, shares at Mar. 31, 2022	2,874,999
Balance – December 31, 2021 at Sep. 30, 2022	$ 321		(3,747,597)	(3,747,276)
Ending balance, shares at Sep. 30, 2022	3,218,499
Balance – March 8, 2021 (Inception) at Jun. 30, 2022	$ 321		(3,475,888)	(3,475,567)
Beginning balance, shares at Jun. 30, 2022	3,218,499
Remeasurement of common stock to redemption value			(519,818)	(519,818)
Net loss			248,109	248,109
Balance – December 31, 2021 at Sep. 30, 2022	$ 321		$ (3,747,597)	$ (3,747,276)
Ending balance, shares at Sep. 30, 2022	3,218,499